Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities as of December 31, 2021 and 2020 consists of the following:

	December 31, 2021	December 31, 2020
	(in thousands)
Charging station expenses	$5,393	$4,812
Lease incentive liability	2,354	4,038
Employee related expenses	9,239	3,713
Financing transaction costs	—	3,459
Deposit liability	850	2,509
Accrued interest	1,294	1,426
Other	1,038	1,576
Total accrued expenses and other liabilities	$20,168	$21,533
Accrued expenses and other current liabilities as of March 31, 2022 and December 31, 2021 consist of the following:

	March 31, 2022	December 31, 2021
	(in thousands)
Charging station expenses	$9,265	$5,393
Lease incentive liability	1,953	2,354
Employee related expenses	7,079	9,239
Other	1,347	1,038
Deposit liability	—	850
Accrued interest	—	1,294
Total accrued expenses and other liabilities	$19,644	$20,168